Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Income/(loss) before tax		$ 25,088	$ 30,986	$ 37,884
Calculated income tax at statutory rate		(5,456)	(7,673)	(8,833)
Calculated Norwegian Petroleum tax		(13,942)	(14,611)	(17,226)
Tax effect uplift		194	216	160
Tax effect of permanent differences regarding divestments4)		(241)	426	82
Tax effect of permanent differences caused by functional currency different from tax currency		(524)	374	5
Tax effect of other permanent differences		(184)	81	453
Recognition/Derecognition of previously (un)recognised deferred tax assets		(454)	60	(137)
Change in unrecognised deferred tax assets		(10)	(132)	(29)
Change in tax regulations		(276)	(34)	4
Prior period adjustments		50	(188)	(290)
Other items including foreign currency effects		813	(677)	(169)
Income tax		$ (20,030)	$ (22,157)	$ (25,980)
Effective tax rate		79.80%	71.50%	68.60%
Corporate tax rate		21.70%	24.80%	23.30%
UK Upstream Business
Income Tax [Line Items]
Impairment loss recognised in profit or loss	$ 650
Norway
Income Tax [Line Items]
Corporate tax rate		22.00%
Petroleum tax rate		71.80%
Uplift rate		12.40%	12.40%